Provision - Summary of Detailed Information about Provision (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Provision [Line Items]
Beginning Balance	€ 7,307	€ 5,776
Beginning Balance Of which current	3,141	2,490
Beginning Balance Of which non-current	4,166	3,286
Provisions	2,415	1,705
Releases	(1,432)	(356)
Utilizations	(1,326)	(977)
Exchange differences	161	217
Business combination		942
Ending Balance	7,125	7,307
Ending Balance Of which current	3,014	3,141
Ending Balance Of which non-current	4,111	4,166
Provisions For Litigation [Member]
Disclosure Of Detailed Information About Provision [Line Items]
Beginning Balance	1,774	798
Beginning Balance Of which non-current	1,774	798
Provisions	991	1,036
Releases	(627)	(39)
Utilizations		(21)
Ending Balance	2,138	1,774
Ending Balance Of which current	12
Ending Balance Of which non-current	2,126	1,774
Provisions For Contingencies And Losses [Member]
Disclosure Of Detailed Information About Provision [Line Items]
Beginning Balance	4,383	3,676
Beginning Balance Of which current	2,476	1,914
Beginning Balance Of which non-current	1,907	1,762
Provisions	1,060	536
Releases	(786)	(32)
Utilizations	(869)	(956)
Exchange differences	185	217
Business combination		942
Ending Balance	3,973	4,383
Ending Balance Of which current	2,470	2,476
Ending Balance Of which non-current	1,503	1,907
Other provisions [member]
Disclosure Of Detailed Information About Provision [Line Items]
Beginning Balance	1,150	1,302
Beginning Balance Of which current	665	576
Beginning Balance Of which non-current	485	726
Provisions	364	133
Releases	(19)	(285)
Utilizations	(457)
Exchange differences	(24)
Ending Balance	1,014	1,150
Ending Balance Of which current	532	665
Ending Balance Of which non-current	€ 482	€ 485